UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Rachel A. Spearo

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code (414) 765-5384

Date of fiscal year end: May 31, 2008

Date of reporting period: November 30, 2007

Item 1. Report to Stockholders.

Semi-Annual Report

Seascape Focus Growth Fund

November 30, 2007

Investment Advisor

Seascape Capital Management, LLC

155 Lafayette Road

Drake Hills Commons

North Hampton, NH 03862

Phone: 1-877-SAIL SCM

Dear Seascape Focus Growth Fund Shareholder

For the period ending November 30, 2007, we are happy the Seascape Focus Growth Fund returned 4.80% for investors since its July 31 inception. This compared favorably with both the fund’s benchmark Russell 3000 Growth Index which gained 3.89% and the S&P 500 Index which earned 1.73% for the same period. This was accomplished by rigorously sticking to our disciplined bottom-up strategy for picking stocks. Our fundamental selection process readily identified companies in the industrial, materials, and, yes, even the financial sector. All areas contributed to growth for the year.

Although the markets are going through turbulent times right now, we are confident that between the Federal Reserve’s willingness to provide liquidity and the Congressional stimulus plan being worked out that we should gradually work our way out of the credit crunch that now exists.

While some are predicting a recession, we will only know for sure after the fact as the indicators of recession lag the economy itself. We at Seascape Capital Management see many reasons to view things from a more positive viewpoint. The BRIC’s countries (Brazil, Russia, India, and China) are still growing at very high rates; many of them are growing at a double digit clip. This expansion requires many resources that our country can provide (machinery, materials, infrastructure capabilities such as power plants and technical over site of construction). We believe the weaker U.S. Dollar makes the goods and services we offer more attractive from a pricing perspective. These are entire countries in the very early stages of modernization. They will not be turned back and their thirst for services and resources will not easily be quenched. Foreign buyers are also aware of attractive prices for U.S. companies and are investing large sums to buy in.

We at Seascape plan to continue to stick with our disciplined approach for stock picking. We believe that over time our strategy should reward us.

James W. McCarthy, CFP, CIMA

Past performance does not guarantee future results.

The information provided herein represents the opinion of James McCarthy and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. The fund may invest in Mid- or Small-cap companies which involve additional risks such as limited liquidity and greater volatility. The fund may invest in ADR’s in foreign securities and emerging markets which involve political, economic and currency risks, greater volatility, and differences in accounting methods. Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income. Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

The Russell 3000 Growth Index consists of the growth segment of the 3,000 companies in the Russell 3000 Index. The S&P 500 Index is an unmanaged market-capitalization weighted index based on the average weighted performance of 500 widely held common stocks. It is not possible to invest directly in an index.

The Seascape Focus Growth Fund is distributed by Quasar Distributors, LLC (2/08)

SEASCAPE FOCUS GROWTH FUND

Expense Example

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/31/07 – 11/30/07).

Actual	Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Fund within ninety days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Seascape Focus Growth Fund — Retail Class
	Beginning Account Value 7/31/07	Ending Account Value 11/30/07	Expenses Paid During Period 7/31/07 – 11/30/07*
Actual	$1,000.00	$1,048.00	$5.16

Hypothetical (5% return before expenses)	$1,000.00	$1,011.76	$5.07
*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 123/366 to reflect the one-half year period.

SEASCAPE FOCUS GROWTH FUND

Investment Highlights

(Unaudited)

The investment objective of the Fund is long-term capital appreciation. To achieve the Fund’s investment objective, the Adviser utilizes a “bottom-up” approach, focusing primarily on individual securities, without regard to sector weighting or economic outlook. The Adviser seeks to invest in “growth” companies that it believes are poised to outperform the market based on its proprietary quantitative analysis that evaluates companies for potential growth in earnings, revenues or assets. Growth stocks are securities of companies that have or are expected to have above-average earnings growth, and are believed to be growing faster than the overall economy. The Fund's sector breakdown as of November 30, 2007 is shown below.

SEASCAPE FOCUS GROWTH FUND

Investment Highlights (continued)

(Unaudited)

Total Returns as of November 30, 2007

	Seascape Focus Growth Fund — Retail Class	S&P 500 Index	Russell 3000 Growth Index
Three Months	2.64%	0.98%	3.46%

Since Inception (7/31/07)	4.80%	1.73%	3.89%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-SAIL SCM. The Fund imposes a 2.00% redemption fee on shares held less than ninety days. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and indices on inception date. The chart does not reflect any future performance.

The S&P 500 Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks.

The Russell 3000 Growth Index consists of the growth segment of the 3,000 companies in the Russell 3000 Index.

One cannot invest directly in an index. Sector allocations are subject to change.

*	Inception Date

SEASCAPE FOCUS GROWTH FUND

Schedule of Investments

November 30, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS 94.00%

Aerospace & Defense 3.03%
DynCorp International, Inc.(a)	400	$8,360

Auto Components 2.09%
Cooper Tire & Rubber Co.	375	5,768

Biotechnology 2.89%
Cubist Pharmaceuticals, Inc.(a)	375	7,965

Building Products 3.21%
Goodman Global, Inc.(a)	375	8,869

Capital Markets 3.79%
The Charles Schwab Corp.	430	10,453

Chemicals 10.34%
Hercules, Inc.	430	8,346
RPM International, Inc.	375	7,144
Terra Industries, Inc.(a)	345	13,034

		28,524

Commercial Services & Supplies 3.23%
Tetra Tech, Inc.(a)	430	8,910

Computers & Peripherals 4.00%
Western Digital Corp.(a)	400	11,052

Electronic Equipment & Instruments 6.92%
Ingram Micro, Inc.(a)	430	8,557
L.G. Philips LCD Co., Ltd. — ADR(a)	375	10,530

		19,087

Energy Equipment & Services 5.23%
Acergy SA — ADR	320	6,790
Global Industries Ltd.(a)	345	7,649

		14,439

Food Products 2.16%
Tyson Foods, Inc.	400	5,964

Health Care Providers & Services 3.36%
Eclipsys Corp.(a)	400	9,280

Industrial Conglomerates 3.99%
ABB Ltd. — ADR	375	11,017

Internet & Catalog Retail 2.69%
Insight Enterprises, Inc.(a)	375	7,429

Internet Software & Services 3.86%
Omniture, Inc.(a)	375	10,654

IT Services 3.03%
Satyam Computer Services Ltd.— ADR	320	8,371

Marine 7.42%
Diana Shipping, Inc.	320	11,331
Eagle Bulk Shipping, Inc.	320	9,152

		20,483

The accompanying notes are an integral part of these financial statements.

SEASCAPE FOCUS GROWTH FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

	Shares	Value
Metals & Mining 3.51%
Gerdau SA — ADR	345	$9,698

Semiconductor & Semiconductor Equipment 9.43%
Altera Corp.	375	7,043
Applied Materials, Inc.	400	7,532
Cypress Semiconductor Corp.(a)	345	11,461

		26,036

Software 6.49%
Check Point Software Technologies(a)	345	7,873
Jack Henry & Associates, Inc.	375	10,035

		17,908

Tobacco 3.33%
Vector Group Ltd.	417	9,182

TOTAL COMMON STOCKS (Cost $263,093)		259,449

PREFERRED STOCKS 3.03%
Diversified Telecommunication Services 3.03%
Tele Norte Leste Participacoes SA — ADR	400	8,368

TOTAL PREFERRED STOCKS (Cost $8,851)		8,368

SHORT TERM INVESTMENTS 1.38%
Aim Liquid Assets 4.818%(b)	3,797	3,797

TOTAL SHORT TERM INVESTMENTS (Cost $3,797)		3,797

Total Investments (Cost $275,741) 98.41%		271,614
Other Assets in Excess of Liabilities 1.59%		4,401

TOTAL NET ASSETS 100.00%		$276,015

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Variable Rate

The accompanying notes are an integral part of these financial statements.

SEASCAPE FOCUS GROWTH FUND

Statement of Assets and Liabilities

November 30, 2007 (Unaudited)
Assets
Investments, at value (cost $275,741)	$271,614
Cash	11
Dividends and interest receivable	448
Receivable from Advisor	29,415
Other assets	21,853

Total Assets	323,341

Liabilities
Payable for distribution fees	141
Payable to affiliates	34,674
Accrued expenses and other liabilities	12,511

Total Liabilities	47,326

Net Assets	$276,015

Net Assets Consist Of:
Paid-in capital	$279,860
Undistributed net investment income	281
Undistributed net realized gain	1
Net unrealized depreciation on investments	(4,127)

Net Assets	$276,015

Retail Class Shares
Net assets	$276,015
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	26,329

Net asset value, redemption price and offering price per share	$10.48

Institutional Class Shares
Offering price per share	$10.00

The accompanying notes are an integral part of these financial statements.

SEASCAPE FOCUS GROWTH FUND

Statement of Operations

For the Period Ended November 30, 2007 (Unaudited)
Investment Income
Interest income	$317
Dividend income(1)	809

Total Investment Income	1,126

Expenses
Federal and state registration fees	12,688
Transfer agent fees and expenses	10,980
Administration fees	10,614
Fund accounting fees	7,930
Audit and tax fees	6,222
Legal fees	3,294
Chief Compliance Officer fees and expenses	2,833
Custody fees	2,318
Reports to shareholders	2,318
Trustees’ fees and related expenses	671
Advisory fees	451
Distribution Fees	141
Shareholder services fees	56
Other expenses	1,237

Total Expenses	61,753
Less waivers and reimbursement by Advisor	(60,908)

Net Expenses	845

Net Investment Income	281

Realized and Unrealized Loss on Investments
Net realized gain from:
Investments	1
Change in net unrealized depreciation on:
Investments	(4,127)
Net Realized and Unrealized Loss on Investments	(4,126)

Net Decrease In Net Assets From Operations	$(3,845)

(1)	Net of $15 in foreign withholding tax.

The accompanying notes are an integral part of these financial statements.

SEASCAPE FOCUS GROWTH FUND

Statements of Changes in Net Assets

Period Ended November 30, 2007 (Unaudited)
From Operations
Net investment income	$281
Net realized gain from:
Investments	1
Change in net unrealized depreciation on:
Investments	(4,127)

Net increase in net assets from operations	(3,845)

From Capital Share Transactions
Proceeds from shares sold — Retail Class	279,860

Net increase in net assets from capital share transactions	279,860

Total Increase in Net Assets	276,015

Net Assets:
Beginning of period	—

End of period	$276,015

The accompanying notes are an integral part of these financial statements.

SEASCAPE FOCUS GROWTH FUND — RETAIL CLASS

Financial Highlights

Per Share Data for a Share Outstanding Throughout Period

Period Ended November 30, 2007(1) (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment income	0.01
Net realized and unrealized gain (loss) on investments	0.47

Total from investment operations	0.48

Less distributions paid:
From net investment income	—

Total distributions paid	—

Net Asset Value, End of Period	$10.48

Total Return(2)	4.80%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$276

Ratio of expenses to average net assets:
Before waiver and expense reimbursement(3)	109.62%
After waiver and expense reimbursement(3)	1.50%

Ratio of net investment income to average net assets:
Before waiver and expense reimbursement(3)	108.62%
After waiver and expense reimbursement(3)	0.50%

Portfolio turnover rate	0.00%

(1)	Fund commenced operations on July 31, 2007.
(2)	Not annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

SEASCAPE FOCUS GROWTH FUND

Notes to Financial Statements

November 30, 2007

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Seascape Focus Growth Fund (the “Fund”) represents a distinct diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on July 31, 2007. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Seascape Capital Management, LLC (the “Advisor”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith in accordance with procedures adopted by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value at the time of the U.S. market close. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation. If any significant discrepancies are found, the Fund may adjust its fair valuation pricing procedures.

The Board of Trustees will regularly evaluate whether their fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Trust and the quality of prices obtained through their application by the Valuation Committee.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is currently evaluating the implications of SFAS No. 157, and its impact on the financial statements has not yet been determined.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

SEASCAPE FOCUS GROWTH FUND

Notes to Financial Statements, continued

November 30, 2007

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. To the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Fund would record income tax expense in the statement of operations. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date, which is expected to be November 30, 2007. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

(c)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 2.00% redemption fee on shares held less than ninety days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each fund to the combined net assets of the Trust, or other equitable means.

(g)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

SEASCAPE FOCUS GROWTH FUND

Notes to Financial Statements, continued

November 30, 2007

(3)	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 0.80% of the Fund’s average daily net assets.

The Advisor has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses for an indefinite period at the discretion of the Advisor and the Board of Trustees to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.50% (the “Expense Limitation Cap”) of the Fund’s average daily net assets. For the period ended November 30, 2007, expenses of $60,908 incurred by the Fund were waived by the Advisor. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

(4)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(5)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended November 30, 2007(1)
Shares Sold	26,329
Shares Redeemed	—

Net Increase	26,329

(1)	Fund commenced operations on July 31, 2007.

(6)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended November 30, 2007, were $271,954 and $11, respectively. There were no purchases or sales of U.S. government securities for the Fund.

BASIS FOR TRUSTEES APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on June 26, 2007 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Seascape Focus Growth Fund (the “Fund”), a series of the Trust, and Seascape Capital Management, LLC, the Fund’s investment adviser (the “Adviser”). In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement. The materials provided contained information with respect to the factors enumerated below, including the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Agreement, detailed comparative information relating to the advisory fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, Form ADV, financial statements, bibliographic information of key personnel, written compliance program and Code of Ethics) and other pertinent information. Mr. James W. McCarthy, the Chief Investment Officer of the Adviser, attended the meeting of the Trustees held on April 19, 2007, and provided information concerning the Fund’s investment strategy and the Adviser’s operations and staff. The Trustees also reviewed the Trust’s post effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Fund. Based on its evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

Discussion of Factors Considered

In considering the Agreement and reaching its conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided to the Fund.

The Trustees considered the nature, extent and quality of services to be provided by the Adviser to the Fund. The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Mr. McCarthy and other key personnel at the Adviser involved in the day-to-day activities of the Fund. The Trustees reviewed the structure of the Adviser’s compliance procedures and the information provided by the Adviser in response to the TPM Due Diligence Questionnaire as well as other information provided by the Adviser and forwarded to the Trustees. The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Adviser. The Trustees, in consultation with their independent counsel, reviewed the Adviser’s Supervisory Procedures and Compliance Manual and were assured that it was fully compliant with Rule 206(4)-7(a) promulgated under the Investment Advisers Act of 1940, as amended. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.	Investment Performance of the Adviser.

In assessing the portfolio management services to be provided by the Adviser, the Trustees noted Mr. McCarthy’s prior presentation to them on April 19, 2007, during which Mr. McCarthy provided information concerning his founding of the Adviser and his extensive investment management experience using the proprietary investment process that he intends to employ as the Fund’s portfolio manager. Among other things, Mr. McCarthy provided an overview of the performance of separately managed accounts and a private investment fund that the Adviser managed. The Trustees also reviewed the qualifications, background and experience of the staff of the Adviser, including Mr. McCarthy and Ms. Monica Ness, as set forth in the Adviser’s Form ADV and the Fund’s prospectus and statement of additional information. After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from the Adviser’s management.

3.	Costs of Services and Profits Realized by the Adviser.

The Trustees considered the cost of services and the structure of the Adviser’s fees. The Trustees considered the cost structure of the Fund relative to its peer group based on the Lipper fee analysis provided to the Trustees as well as the proposed expense waivers and reimbursements of the Adviser. The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement and the proposed expense subsidization undertaken by the Adviser.

The Trustees noted that the Fund’s contractual management fee of .80%, while slightly higher compared to the industry average of .736% for similar funds, was reasonable when the proposed expense waivers and reimbursements of the Adviser were applied to the Fund’s overall expenses. The Fund’s advisory fee also fell well within the third quartile of its peer group of multi-cap growth funds. The Trustees noted that the Fund’s total expenses for its Retail Class of shares would be capped at 1.50% and for its Institutional Class of shares would be capped at 1.25%. The Trustees observed that the Fund’s total expense ratio of 1.50% for the Retail Class and 1.25% for the Institutional Class were below the industry average for its peer group. The Trustees concluded that the Fund’s expenses and the fees paid to the Adviser were fair and reasonable in light of the comparative expense and advisory fee information and the investment management services to be provided by the Adviser. The Trustees further concluded that the Adviser’s profit from sponsoring the Fund would not be excessive and would enable the Adviser to maintain adequate profit levels to support its provision of advisory services to the Fund.

4.	Extent of Economies of Scale as the Fund Grows.

The Trustees reviewed the structure of the Adviser’s advisory fees and discussed potential economies of scale (and if such economies are realized, how they would be shared with shareholders). The Trustees concluded that the potential economies of scale that the Fund might realize would be achievable under the structure of the Adviser’s advisory fees and the Fund’s expenses. The Trustees reviewed all proposed expense waivers and reimbursements by the Adviser with respect to the Fund. With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Fund were acceptable.

5.	Benefits Derived from the Relationship with the Fund.

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Fund. The Trustees examined the brokerage of the Adviser with respect to the Fund. The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Fund.

Conclusions

The Trustees considered all of the foregoing factors. In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with the Fund as being in the best interests of the Fund and its shareholders.

SEASCAPE FOCUS GROWTH FUND

Additional Information

(Unaudited)

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-877-SAIL SCM.

Indemnifications

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Dr. Michael D. Akers 615 E. Michigan St. Milwaukee, WI 53202 Age: 52	Trustee	Indefinite Term; Since August 22, 2001	Professor of Accounting, Marquette University (2004–present); Associate Professor of Accounting, Marquette University (1996–2004).	14	Independent Trustee, MUTUALS.com (an open-end investment company with two portfolios).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 51	Trustee	Indefinite Term; Since August 22, 2001	Captain, Midwest Airlines, Inc. (airline company) (1985–Present); Director, Flight Standards & Training (1990–1999).	14	Independent Trustee, MUTUALS.com (an open-end investment company with two portfolios).

Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Age: 45	Chairperson, President and Treasurer/ Principal Accounting Officer and Trustee	Indefinite Term; Since August 22, 2001	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994–Present).	14	Director/Trustee, Buffalo Funds (an open-end investment company with nine portfolios); Trustee, MUTUALS.com (an open-end investment company with two portfolios).

Kathleen Osland 615 E. Michigan St. Milwaukee, WI 53202 Age: 29	Chief Compliance Officer	Indefinite Term; Since August 1, 2006	Counsel, U.S. Bancorp Fund Services, LLC (May 2005–present); Associate Counsel, Urban & Taylor, S.C. (2003–2005).	N/A	N/A

Rachael A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 28	Secretary	Indefinite Term; Since November 15, 2005	Counsel, U.S. Bancorp Fund Services, LLC (2004–present).	N/A	N/A

*	Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an affiliated person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Advisor’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Advisor or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Seascape Focus Growth Fund has adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Seascape Focus Growth Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-SAIL SCM. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-877-SAIL SCM, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files its schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

SEASCAPE FOCUS GROWTH FUND

Investment Advisor	Seascape Capital Management, LLC
155 Lafayette Road
Drake Hills Commons
North Hampton, NH 03862

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, National Association
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By	/s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date	2/7/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By	/s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date	2/7/2008